Working capital - Inventories expected to be utilized after more than one year (Details) - GBP (£) £ in Millions	Jun. 30, 2022	Jun. 30, 2021
Summary Of Additional Information About Working Capital [Abstract]
Raw materials and consumables	£ 15	£ 17
Maturing inventories	3,713	3,296
Non current inventories	£ 3,728	£ 3,313